Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,042,456	$ 1,480,183	$ 5,357,596
Restricted cash	375,211	375,211	105,000
Credit card holdback receivable	232,264	250,879	287,293
Accounts receivable, net of allowances and reserves of $37,850 and $36,129, respectively	385,370	347,301	320,019
Prepaid expense and other current assets	114,863	115,062	204,824
Total current assets	2,150,164	2,568,636	6,274,732
Fixed assets and intangible assets, net	522,462	567,082	548,549
Notes receivable	170,566	169,327	165,716
Investments	100,000	75,000
Total assets	2,943,192	3,380,045	6,988,997
Current liabilities:
Accounts payable	861,730	836,247	799,183
Accrued expenses and other current liabilities	671,142	581,223	240,049
Deferred revenue		1,942,766
Deferred subscription revenue	1,826,771		2,524,229
Deferred advertising revenue	300,000
Total current liabilities	3,659,643	3,360,236	3,563,461
Long-term deferred rent	12,058	21,150	48,340
Warrant liability	140,550	609,050	1,616,325
Total liabilities	3,812,251	3,990,436	5,228,126
Stockholders' (deficit) equity:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 100,000,000 shares authorized, 49,987,826 and 44,007,826 shares issued, respectively, and 39,132,826 and 38,832,826 shares outstanding, respectively	39,133	38,933	38,833
Additional paid-in capital	10,813,205	10,412,291	9,437,422
Accumulated deficit	(11,721,397)	(11,061,615)	(7,715,384)
Total stockholders' (deficit) equity	(869,059)	(610,391)	1,760,871
Total liabilities and stockholders' (deficit) equity	$ 2,943,192	$ 3,380,045	$ 6,988,997